CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Foreign currency translation adjustments, tax	¥ 0	¥ 0	¥ 0